Convertible Bridge Note with Related Party	9 Months Ended
Sep. 30, 2015
Convertible Bridge Note with Related Party
Convertible Bridge Note with Related Party

6. CONVERTIBLE BRIDGE NOTE WITH RELATED PARTY

In November and December 2014, the Company entered into a Note Purchase Agreement (the "Bridge Notes") allowing for the issuance of $5,000 of convertible promissory notes to a group of investors (the "Holders") bearing interest at a rate per annum of 6.0%. The Holders are related parties of the Company. In connection with the Series D convertible preferred stock financing (see note 7), the Bridge Notes converted into Series D convertible preferred stock. Upon the conversion, the Company recognized a gain on extinguishment of $91.